UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2023
Semiannual Report
T. ROWE PRICE
Retirement Funds
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troweprice.com .

T. ROWE PRICE Retirement Funds
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
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T. ROWE PRICE Retirement Funds
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE Retirement Funds

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Retirement Funds
Portfolio Summary

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement Balanced Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 3.81% 3.64% Equity Index 500
5.90 6.00 Growth Stock
3.05 3.34 U.S. Large-Cap Core
5.90 5.72 Value
0.38 0.38 U.S. Equity Research
U.S. Mid-Cap Stocks 1.19  1.48  Mid-Cap Growth
1.19 1.27 Mid-Cap Value
U.S. Small-Cap Stocks 0.79  0.62  New Horizons
0.79 0.96 Small-Cap Stock
0.79 0.85 Small-Cap Value
International Developed 2.89  2.53  International Stock
Market Stocks 2.89 2.64 International Value Equity
2.89 2.95 Overseas Stock
International Emerging
Market Stocks
0.77  1.09  Emerging Markets Discovery
Stock
0.77 0.92 Emerging Markets Stock
Inflation Focused Stocks 2.00  2.39  Real Assets
Hedged Equity 4.00  3.87  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 40.00  40.65
Core Fixed Income 4.00  3.72  Dynamic Global Bond
6.00 5.46 International Bond (USD Hedged)
18.00 15.50 New Income
Diversifying Fixed Income 1.73  1.36  Dynamic Credit
3.46 3.78 Emerging Markets Bond
1.04 1.35 Floating Rate
2.42 3.54 High Yield
20.00 19.42 Limited Duration Inflation
Focused Bond
3.36 3.29 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.93  Cash and Collateral
Total Bonds 60.01  59.35
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement 2005 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 4.04% 3.76% Equity Index 500
6.26 6.29 Growth Stock
3.23 3.54 U.S. Large-Cap Core
6.26 6.07 Value
0.40 0.41 U.S. Equity Research
U.S. Mid-Cap Stocks 1.26  1.56  Mid-Cap Growth
1.26 1.34 Mid-Cap Value
U.S. Small-Cap Stocks 0.84  0.68  New Horizons
0.84 1.02 Small-Cap Stock
0.84 0.89 Small-Cap Value
International Developed 3.06  2.69  International Stock
Market Stocks 3.06 2.79 International Value Equity
3.06 3.14 Overseas Stock
International Emerging
Market Stocks
0.81  1.17  Emerging Markets Discovery
Stock
0.81 0.98 Emerging Markets Stock
Inflation Focused Stocks 2.12  2.55  Real Assets
Hedged Equity 4.24  4.09  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 42.39  42.97
Core Fixed Income 4.03  3.72  Dynamic Global Bond
6.05 5.50 International Bond (USD Hedged)
18.14 15.62 New Income
Diversifying Fixed Income 1.72  1.36  Dynamic Credit
3.44 3.79 Emerging Markets Bond
1.03 1.35 Floating Rate
2.41 3.57 High Yield
17.30 16.77 Limited Duration Inflation
Focused Bond
3.50 3.42 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.92  Cash and Collateral
Total Bonds 57.62  57.02
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement 2010 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 4.38% 4.11% Equity Index 500
6.80 6.80 Growth Stock
3.51 3.84 U.S. Large-Cap Core
6.80 6.56 Value
0.44 0.44 U.S. Equity Research
U.S. Mid-Cap Stocks 1.37  1.69  Mid-Cap Growth
1.37 1.46 Mid-Cap Value
U.S. Small-Cap Stocks 0.91  0.74  New Horizons
0.91 1.13 Small-Cap Stock
0.91 0.97 Small-Cap Value
International Developed 3.33  2.92  International Stock
Market Stocks 3.33 3.01 International Value Equity
3.33 3.41 Overseas Stock
International Emerging
Market Stocks
0.88  1.28  Emerging Markets Discovery
Stock
0.88 1.06 Emerging Markets Stock
Inflation Focused Stocks 2.30  2.80  Real Assets
Hedged Equity 4.61  4.46  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 46.06  46.68
Core Fixed Income 3.87  3.61  Dynamic Global Bond
5.80 5.24 International Bond (USD Hedged)
17.39 14.92 New Income
Diversifying Fixed Income 1.62  1.29  Dynamic Credit
3.24 3.56 Emerging Markets Bond
0.97 1.27 Floating Rate
2.27 3.38 High Yield
15.30 14.69 Limited Duration Inflation
Focused Bond
3.50 3.42 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.94  Cash and Collateral
Total Bonds 53.96  53.32
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement 2015 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 4.67% 4.73% Equity Index 500
7.24 7.31 Growth Stock
3.74 4.11 U.S. Large-Cap Core
7.24 6.98 Value
0.47 0.47 U.S. Equity Research
U.S. Mid-Cap Stocks 1.46  1.80  Mid-Cap Growth
1.46 1.55 Mid-Cap Value
U.S. Small-Cap Stocks 0.97  0.76  New Horizons
0.97 1.19 Small-Cap Stock
0.97 1.03 Small-Cap Value
International Developed 3.54  3.12  International Stock
Market Stocks 3.54 3.25 International Value Equity
3.54 3.64 Overseas Stock
International Emerging
Market Stocks
0.94  1.36  Emerging Markets Discovery
Stock
0.94 1.12 Emerging Markets Stock
Inflation Focused Stocks 2.45  3.01  Real Assets
Hedged Equity 4.91  4.71  Hedged Equity
U.S. Stock Index Futures* 0.00  -0.45  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 49.05  49.69
Core Fixed Income 3.77  3.50  Dynamic Global Bond
5.65 5.07 International Bond (USD Hedged)
16.94 14.53 New Income
Diversifying Fixed Income 1.56  1.24  Dynamic Credit
3.12 3.43 Emerging Markets Bond
0.94 1.23 Floating Rate
2.18 3.25 High Yield
13.30 12.70 Limited Duration Inflation
Focused Bond
3.50 3.40 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.97  Cash and Collateral
Total Bonds 50.96  50.32
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement 2020 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 4.99% 5.04% Equity Index 500
7.73 7.85 Growth Stock
3.99 4.40 U.S. Large-Cap Core
7.73 7.45 Value
0.50 0.50 U.S. Equity Research
U.S. Mid-Cap Stocks 1.56  1.92  Mid-Cap Growth
1.56 1.65 Mid-Cap Value
U.S. Small-Cap Stocks 1.04  0.84  New Horizons
1.04 1.26 Small-Cap Stock
1.04 1.11 Small-Cap Value
International Developed 3.79  3.31  International Stock
Market Stocks 3.79 3.46 International Value Equity
3.79 3.89 Overseas Stock
International Emerging
Market Stocks
1.00  1.45  Emerging Markets Discovery
Stock
1.00 1.17 Emerging Markets Stock
Inflation Focused Stocks 2.62  3.27  Real Assets
Hedged Equity 5.24  5.04  Hedged Equity
U.S. Stock Index Futures* 0.00  -0.59  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 52.41  53.02
Core Fixed Income 3.63  3.35  Dynamic Global Bond
5.45 4.81 International Bond (USD Hedged)
16.34 13.97 New Income
Diversifying Fixed Income 1.48  1.18  Dynamic Credit
2.96 3.27 Emerging Markets Bond
0.89 1.17 Floating Rate
2.07 3.12 High Yield
11.30 10.73 Limited Duration Inflation
Focused Bond
3.50 3.39 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.97  Cash and Collateral
Total Bonds 47.62  46.96
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement 2025 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 5.66% 5.68% Equity Index 500
8.79 9.03 Growth Stock
4.53 5.00 U.S. Large-Cap Core
8.79 8.44 Value
0.57 0.57 U.S. Equity Research
U.S. Mid-Cap Stocks 1.77  2.17  Mid-Cap Growth
1.77 1.88 Mid-Cap Value
U.S. Small-Cap Stocks 1.18  0.95  New Horizons
1.18 1.44 Small-Cap Stock
1.18 1.24 Small-Cap Value
International Developed 4.30  3.77  International Stock
Market Stocks 4.30 3.92 International Value Equity
4.30 4.42 Overseas Stock
International Emerging
Market Stocks
1.14  1.64  Emerging Markets Discovery
Stock
1.14 1.33 Emerging Markets Stock
Inflation Focused Stocks 2.93  3.64  Real Assets
Hedged Equity 4.97  4.69  Hedged Equity
U.S. Stock Index Futures* 0.00  -0.70  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 58.50  59.11
Core Fixed Income 3.33  3.05  Dynamic Global Bond
4.99 4.35 International Bond (USD Hedged)
14.96 12.70 New Income
Diversifying Fixed Income 1.08  0.88  Dynamic Credit
2.62 2.86 Emerging Markets Bond
0.79 1.03 Floating Rate
1.83 2.73 High Yield
8.25 7.79 Limited Duration Inflation
Focused Bond
3.66 3.46 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  2.03  Cash and Collateral
Total Bonds 41.51  40.88
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement 2030 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 7.09% 7.03% Equity Index 500
10.99 11.12 Growth Stock
5.67 6.24 U.S. Large-Cap Core
10.99 10.41 Value
0.71 0.72 U.S. Equity Research
U.S. Mid-Cap Stocks 2.22  2.71  Mid-Cap Growth
2.22 2.31 Mid-Cap Value
U.S. Small-Cap Stocks 1.48  1.15  New Horizons
1.48 1.78 Small-Cap Stock
1.48 1.51 Small-Cap Value
International Developed 5.38  4.65  International Stock
Market Stocks 5.38 4.85 International Value Equity
5.38 5.46 Overseas Stock
International Emerging
Market Stocks
1.43  2.02  Emerging Markets Discovery
Stock
1.43 1.64 Emerging Markets Stock
Inflation Focused Stocks 3.46  4.27  Real Assets
Hedged Equity 2.42  2.39  Hedged Equity
U.S. Stock Index Futures* 0.00  -0.48  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 69.21  69.78
Core Fixed Income 2.76  2.45  Dynamic Global Bond
4.13 3.55 International Bond (USD Hedged)
12.40 10.41 New Income
Diversifying Fixed Income 0.31  0.25  Dynamic Credit
2.04 2.14 Emerging Markets Bond
0.61 0.77 Floating Rate
1.43 2.07 High Yield
3.25 3.08 Limited Duration Inflation
Focused Bond
3.88 3.58 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.92  Cash and Collateral
Total Bonds 30.81  30.22
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement 2035 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 8.57% 8.44% Equity Index 500
13.28 13.23 Growth Stock
6.85 7.55 U.S. Large-Cap Core
13.28 12.46 Value
0.86 0.87 U.S. Equity Research
U.S. Mid-Cap Stocks 2.68  3.16  Mid-Cap Growth
2.68 2.76 Mid-Cap Value
U.S. Small-Cap Stocks 1.78  1.29  New Horizons
1.78 2.04 Small-Cap Stock
1.78 1.71 Small-Cap Value
International Developed 6.50  5.49  International Stock
Market Stocks 6.50 5.74 International Value Equity
6.50 6.53 Overseas Stock
International Emerging
Market Stocks
1.72  2.45  Emerging Markets Discovery
Stock
1.72 1.96 Emerging Markets Stock
Inflation Focused Stocks 4.03  4.97  Real Assets
Hedged Equity 0.00  0.00  Hedged Equity
U.S. Stock Index Futures* 0.00  0.38  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 80.51  81.03
Core Fixed Income 1.95  1.68  Dynamic Global Bond
2.93 2.44 International Bond (USD Hedged)
8.78 7.21 New Income
Diversifying Fixed Income 0.00  0.00  Dynamic Credit
1.24 1.31 Emerging Markets Bond
0.37 0.45 Floating Rate
0.87 1.32 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
3.38 3.02 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.55  Cash and Collateral
Total Bonds 19.52  18.98
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement 2040 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 9.56% 9.42% Equity Index 500
14.81 14.76 Growth Stock
7.64 8.40 U.S. Large-Cap Core
14.81 13.91 Value
0.96 0.97 U.S. Equity Research
U.S. Mid-Cap Stocks 2.99  3.52  Mid-Cap Growth
2.99 3.09 Mid-Cap Value
U.S. Small-Cap Stocks 1.99  1.43  New Horizons
1.99 2.26 Small-Cap Stock
1.99 1.89 Small-Cap Value
International Developed 7.25  6.13  International Stock
Market Stocks 7.25 6.39 International Value Equity
7.25 7.28 Overseas Stock
International Emerging
Market Stocks
1.92  2.74  Emerging Markets Discovery
Stock
1.92 2.17 Emerging Markets Stock
Inflation Focused Stocks 4.49  5.53  Real Assets
Hedged Equity 0.00  0.00  Hedged Equity
U.S. Stock Index Futures* 0.00  0.29  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 89.81  90.18
Core Fixed Income 1.02  0.79  Dynamic Global Bond
1.53 1.16 International Bond (USD Hedged)
4.59 3.47 New Income
Diversifying Fixed Income 0.00  0.00  Dynamic Credit
0.51 0.53 Emerging Markets Bond
0.15 0.19 Floating Rate
0.36 0.57 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
2.04 1.66 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.47  Cash and Collateral
Total Bonds 10.20  9.84
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement 2045 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.18% 10.05% Equity Index 500
15.78 15.74 Growth Stock
8.15 8.93 U.S. Large-Cap Core
15.78 14.86 Value
1.02 1.03 U.S. Equity Research
U.S. Mid-Cap Stocks 3.18  3.75  Mid-Cap Growth
3.18 3.29 Mid-Cap Value
U.S. Small-Cap Stocks 2.12  1.52  New Horizons
2.12 2.41 Small-Cap Stock
2.12 2.00 Small-Cap Value
International Developed 7.73  6.49  International Stock
Market Stocks 7.73 6.80 International Value Equity
7.73 7.75 Overseas Stock
International Emerging
Market Stocks
2.05  2.87  Emerging Markets Discovery
Stock
2.05 2.31 Emerging Markets Stock
Inflation Focused Stocks 4.79  5.87  Real Assets
Hedged Equity 0.00  0.00  Hedged Equity
U.S. Stock Index Futures* 0.00  0.28  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 95.71  95.95
Core Fixed Income 0.43  0.25  Dynamic Global Bond
0.65 0.36 International Bond (USD Hedged)
1.94 1.21 New Income
Diversifying Fixed Income 0.00  0.00  Dynamic Credit
0.00 0.00 Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
1.29 0.79 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.45  Cash and Collateral
Total Bonds 4.31  4.06
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement 2050 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.36% 10.18% Equity Index 500
16.06 16.00 Growth Stock
8.29 9.08 U.S. Large-Cap Core
16.06 15.16 Value
1.04 1.05 U.S. Equity Research
U.S. Mid-Cap Stocks 3.24  3.81  Mid-Cap Growth
3.24 3.35 Mid-Cap Value
U.S. Small-Cap Stocks 2.16  1.56  New Horizons
2.16 2.46 Small-Cap Stock
2.16 2.04 Small-Cap Value
International Developed 7.87  6.62  International Stock
Market Stocks 7.87 6.92 International Value Equity
7.87 7.88 Overseas Stock
International Emerging
Market Stocks
2.08  2.92  Emerging Markets Discovery
Stock
2.08 2.33 Emerging Markets Stock
Inflation Focused Stocks 4.87  5.91  Real Assets
Hedged Equity 0.00  0.00  Hedged Equity
U.S. Stock Index Futures* 0.00  0.23  Stock Index Futures*
International Stock Index
Futures*
0.00  0.08  Stock Index Futures*
Total Stocks 97.41  97.58
Core Fixed Income 0.26  0.09  Dynamic Global Bond
0.39 0.13 International Bond (USD Hedged)
1.17 0.48 New Income
Diversifying Fixed Income 0.00  0.00  Dynamic Credit
0.00 0.00 Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
0.78 0.30 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  1.42  Cash and Collateral
Total Bonds 2.60  2.42
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement 2055 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.43% 10.18% Equity Index 500
16.16 16.24 Growth Stock
8.34 9.11 U.S. Large-Cap Core
16.16 15.27 Value
1.04 1.05 U.S. Equity Research
U.S. Mid-Cap Stocks 3.26  3.82  Mid-Cap Growth
3.26 3.37 Mid-Cap Value
U.S. Small-Cap Stocks 2.17  1.59  New Horizons
2.17 2.48 Small-Cap Stock
2.17 2.04 Small-Cap Value
International Developed 7.91  6.70  International Stock
Market Stocks 7.91 6.96 International Value Equity
7.91 7.91 Overseas Stock
International Emerging
Market Stocks
2.10  2.93  Emerging Markets Discovery
Stock
2.10 2.35 Emerging Markets Stock
Inflation Focused Stocks 4.90  5.95  Real Assets
Hedged Equity 0.00  0.00  Hedged Equity
U.S. Stock Index Futures* 0.00  0.21  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 97.99  98.16
Core Fixed Income 0.20  0.09  Dynamic Global Bond
0.30 0.14 International Bond (USD Hedged)
0.90 0.43 New Income
Diversifying Fixed Income 0.00  0.00  Dynamic Credit
0.00 0.00 Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
0.60 0.27 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  0.90  Cash and Collateral
Total Bonds 2.00  1.83
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement 2060 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.43% 10.24% Equity Index 500
16.16 16.23 Growth Stock
8.34 9.11 U.S. Large-Cap Core
16.16 15.27 Value
1.04 1.05 U.S. Equity Research
U.S. Mid-Cap Stocks 3.26  3.82  Mid-Cap Growth
3.26 3.37 Mid-Cap Value
U.S. Small-Cap Stocks 2.17  1.57  New Horizons
2.17 2.48 Small-Cap Stock
2.17 2.04 Small-Cap Value
International Developed 7.91  6.71  International Stock
Market Stocks 7.91 6.94 International Value Equity
7.91 7.93 Overseas Stock
International Emerging
Market Stocks
2.10  2.94  Emerging Markets Discovery
Stock
2.10 2.35 Emerging Markets Stock
Inflation Focused Stocks 4.90  5.96  Real Assets
Hedged Equity 0.00  0.00  Hedged Equity
U.S. Stock Index Futures* 0.00  0.14  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 97.99  98.15
Core Fixed Income 0.20  0.10  Dynamic Global Bond
0.30 0.14 International Bond (USD Hedged)
0.90 0.43 New Income
Diversifying Fixed Income 0.00  0.00  Dynamic Credit
0.00 0.00 Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.01 Limited Duration Inflation
Focused Bond
0.60 0.27 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  0.90  Cash and Collateral
Total Bonds 2.00  1.85
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/23
Retirement 2065 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.43% 10.37% Equity Index 500
16.16 16.23 Growth Stock
8.34 9.11 U.S. Large-Cap Core
16.16 15.26 Value
1.04 1.05 U.S. Equity Research
U.S. Mid-Cap Stocks 3.26  3.78  Mid-Cap Growth
3.26 3.38 Mid-Cap Value
U.S. Small-Cap Stocks 2.17  1.57  New Horizons
2.17 2.45 Small-Cap Stock
2.17 2.04 Small-Cap Value
International Developed 7.91  6.69  International Stock
Market Stocks 7.91 6.95 International Value Equity
7.91 7.89 Overseas Stock
International Emerging
Market Stocks
2.10  2.99  Emerging Markets Discovery
Stock
2.10 2.35 Emerging Markets Stock
Inflation Focused Stocks 4.90  5.94  Real Assets
Hedged Equity 0.00  0.00  Hedged Equity
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 97.99  98.05
Core Fixed Income 0.20  0.10  Dynamic Global Bond
0.30 0.15 International Bond (USD Hedged)
0.90 0.43 New Income
Diversifying Fixed Income 0.00  0.00  Dynamic Credit
0.00 0.00 Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
0.60 0.28 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  0.99  Cash and Collateral
Total Bonds 2.00  1.95
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee; Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee;
R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50%
12b-1 fee; and I Class shares are available to institutionally oriented clients and impose no
12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Retirement Funds

RETIREMENT BALANCED FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,035.00 $2.49
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.55   2.48
Advisor Class
Actual   1,000.00   1,034.60   3.76
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.30   3.74
R Class
Actual   1,000.00   1,032.50   5.03
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.05   5.00
I Class
11/14/23
1
11/30/23 11/14/23 to 11/30/23
1,2
Actual
 1,000.00   1,026.60   0.16
6/1/23
1
11/30/23 6/1/23 to 11/30/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,023.30   1.72
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.49%,
the
2
Advisor Class was 0.74%, and the
3
R Class was 0.99%.
1 The actual expense example is based on the period since the class’s start of operations on
11/14/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 6/1/23, as required by the SEC.
2 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period
(17), and divided by the days in the year (366) to reflect the period since the class’s start of operations. The annualized expense ratio of the
4
I Class was 0.34%.
3 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
4
I Class was 0.34%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2005 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,037.70 $2.50
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.55   2.48
Advisor Class
Actual   1,000.00   1,036.10   3.77
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.30   3.74
R Class
Actual   1,000.00   1,034.90   5.04
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.05   5.00
I Class
11/14/23
1
11/30/23 11/14/23 to 11/30/23
1,2
Actual
 1,000.00   1,027.60   0.16
6/1/23
1
11/30/23 6/1/23 to 11/30/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,023.35   1.67
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.49%,
the
2
Advisor Class was 0.74%, and the
3
R Class was 0.99%.
1 The actual expense example is based on the period since the class’s start of operations on
11/14/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 6/1/23, as required by the SEC.
2 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period
(17), and divided by the days in the year (366) to reflect the period since the class’s start of operations. The annualized expense ratio of the
4
I Class was 0.33%.
3 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
4
I Class was 0.33%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2010 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,039.90 $2.50
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.55   2.48
Advisor Class
Actual   1,000.00   1,038.00   3.77
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.30   3.74
R Class
Actual   1,000.00   1,036.90   5.04
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.05   5.00
I Class
11/14/23
1
11/30/23 11/14/23 to 11/30/23
1,2
Actual
 1,000.00   1,028.10   0.11
6/1/23
1
11/30/23 6/1/23 to 11/30/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,023.85   1.16
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.49%,
the
2
Advisor Class was 0.74%, and the
3
R Class was 0.99%.
1 The actual expense example is based on the period since the class’s start of operations on
11/14/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 6/1/23, as required by the SEC.
2 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period
(17), and divided by the days in the year (366) to reflect the period since the class’s start of operations. The annualized expense ratio of the
4
I Class was 0.23%.
3 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
4
I Class was 0.23%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2015 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,041.00 $2.55
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.50   2.53
Advisor Class
Actual   1,000.00   1,040.30   3.83
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.25   3.79
R Class
Actual   1,000.00   1,039.20   5.10
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.00   5.05
I Class
11/14/23
1
11/30/23 11/14/23 to 11/30/23
1,2
Actual
 1,000.00   1,029.50   0.14
6/1/23
1
11/30/23 6/1/23 to 11/30/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,023.50   1.52
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.50%,
the
2
Advisor Class was 0.75%, and the
3
R Class was 1.00%.
1 The actual expense example is based on the period since the class’s start of operations on
11/14/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 6/1/23, as required by the SEC.
2 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period
(17), and divided by the days in the year (366) to reflect the period since the class’s start of operations. The annualized expense ratio of the
4
I Class was 0.30%.
3 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
4
I Class was 0.30%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2020 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,044.10 $2.71
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.35   2.68
Advisor Class
Actual   1,000.00   1,042.80   3.98
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.10   3.94
R Class
Actual   1,000.00   1,041.20   5.26
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.85   5.20
I Class
11/14/23
1
11/30/23 11/14/23 to 11/30/23
1,2
Actual
 1,000.00   1,029.30   0.15
6/1/23
1
11/30/23 6/1/23 to 11/30/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,023.40   1.62
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%,
the
2
Advisor Class was 0.78%, and the
3
R Class was 1.03%.
1 The actual expense example is based on the period since the class’s start of operations on
11/14/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 6/1/23, as required by the SEC.
2 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period
(17), and divided by the days in the year (366) to reflect the period since the class’s start of operations. The annualized expense ratio of the
4
I Class was 0.32%.
3 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
4
I Class was 0.32%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2025 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,048.30 $2.77
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.30   2.73
Advisor Class
Actual   1,000.00   1,046.70   4.04
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.05   3.99
R Class
Actual   1,000.00   1,045.50   5.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.80   5.25
I Class
11/14/23
1
11/30/23 11/14/23 to 11/30/23
1,2
Actual
 1,000.00   1,032.10   0.15
6/1/23
1
11/30/23 6/1/23 to 11/30/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,023.45   1.57
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.54%,
the
2
Advisor Class was 0.79%, and the
3
R Class was 1.04%.
1 The actual expense example is based on the period since the class’s start of operations on
11/14/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 6/1/23, as required by the SEC.
2 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period
(17), and divided by the days in the year (366) to reflect the period since the class’s start of operations. The annualized expense ratio of the
4
I Class was 0.31%.
3 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
4
I Class was 0.31%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2030 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,054.70 $2.93
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.15   2.88
Advisor Class
Actual   1,000.00   1,053.70   4.21
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.90   4.14
R Class
Actual   1,000.00   1,052.70   5.49
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.65   5.40
I Class
11/14/23
1
11/30/23 11/14/23 to 11/30/23
1,2
Actual
 1,000.00   1,034.50   0.17
6/1/23
1
11/30/23 6/1/23 to 11/30/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,023.25   1.77
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.57%,
the
2
Advisor Class was 0.82%, and the
3
R Class was 1.07%.
1 The actual expense example is based on the period since the class’s start of operations on
11/14/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 6/1/23, as required by the SEC.
2 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period
(17), and divided by the days in the year (366) to reflect the period since the class’s start of operations. The annualized expense ratio of the
4
I Class was 0.35%.
3 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
4
I Class was 0.35%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2035 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,063.60 $3.04
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.05   2.98
Advisor Class
Actual   1,000.00   1,061.90   4.33
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.80   4.24
R Class
Actual   1,000.00   1,060.70   5.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.55   5.50
I Class
11/14/23
1
11/30/23 11/14/23 to 11/30/23
1,2
Actual
 1,000.00   1,036.70   0.18
6/1/23
1
11/30/23 6/1/23 to 11/30/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,023.10   1.92
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.59%,
the
2
Advisor Class was 0.84%, and the
3
R Class was 1.09%.
1 The actual expense example is based on the period since the class’s start of operations on
11/14/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 6/1/23, as required by the SEC.
2 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period
(17), and divided by the days in the year (366) to reflect the period since the class’s start of operations. The annualized expense ratio of the
4
I Class was 0.38%.
3 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
4
I Class was 0.38%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2040 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,070.50 $3.11
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.00   3.03
Advisor Class
Actual   1,000.00   1,069.40   4.40
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.75   4.29
R Class
Actual   1,000.00   1,068.30   5.69
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.50   5.55
I Class
11/14/23
1
11/30/23 11/14/23 to 11/30/23
1,2
Actual
 1,000.00   1,038.50   0.17
6/1/23
1
11/30/23 6/1/23 to 11/30/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,023.20   1.82
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.60%,
the
2
Advisor Class was 0.85%, and the
3
R Class was 1.10%.
1 The actual expense example is based on the period since the class’s start of operations on
11/14/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 6/1/23, as required by the SEC.
2 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period
(17), and divided by the days in the year (366) to reflect the period since the class’s start of operations. The annualized expense ratio of the
4
I Class was 0.36%.
3 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
4
I Class was 0.36%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2045 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,075.50 $3.22
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.90   3.13
Advisor Class
Actual   1,000.00   1,073.50   4.51
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.65   4.39
R Class
Actual   1,000.00   1,072.60   5.80
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.40   5.65
I Class
11/14/23
1
11/30/23 11/14/23 to 11/30/23
1,2
Actual
 1,000.00   1,039.90   0.18
6/1/23
1
11/30/23 6/1/23 to 11/30/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,023.10   1.92
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.62%,
the
2
Advisor Class was 0.87%, and the
3
R Class was 1.12%.
1 The actual expense example is based on the period since the class’s start of operations on
11/14/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 6/1/23, as required by the SEC.
2 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period
(17), and divided by the days in the year (366) to reflect the period since the class’s start of operations. The annualized expense ratio of the
4
I Class was 0.38%.
3 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
4
I Class was 0.38%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2050 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,077.00 $3.27
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.85   3.18
Advisor Class
Actual   1,000.00   1,075.40   4.57
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.60   4.45
R Class
Actual   1,000.00   1,074.50   5.86
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.35   5.70
I Class
11/14/23
1
11/30/23 11/14/23 to 11/30/23
1,2
Actual
 1,000.00   1,039.60   0.18
6/1/23
1
11/30/23 6/1/23 to 11/30/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,023.15   1.87
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.63%,
the
2
Advisor Class was 0.88%, and the
3
R Class was 1.13%.
1 The actual expense example is based on the period since the class’s start of operations on
11/14/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 6/1/23, as required by the SEC.
2 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period
(17), and divided by the days in the year (366) to reflect the period since the class’s start of operations. The annualized expense ratio of the
4
I Class was 0.37%.
3 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
4
I Class was 0.37%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2055 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,077.00 $3.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.80   3.23
Advisor Class
Actual   1,000.00   1,075.30   4.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.55   4.50
R Class
Actual   1,000.00   1,074.20   5.91
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.30   5.76
I Class
11/14/23
1
11/30/23 11/14/23 to 11/30/23
1,2
Actual
 1,000.00   1,040.40   0.19
6/1/23
1
11/30/23 6/1/23 to 11/30/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,022.95   2.07
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.64%,
the
2
Advisor Class was 0.89%, and the
3
R Class was 1.14%.
1 The actual expense example is based on the period since the class’s start of operations on
11/14/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 6/1/23, as required by the SEC.
2 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period
(17), and divided by the days in the year (366) to reflect the period since the class’s start of operations. The annualized expense ratio of the
4
I Class was 0.41%.
3 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
4
I Class was 0.41%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2060 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,077.20 $3.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.80   3.23
Advisor Class
Actual   1,000.00   1,076.40   4.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.55   4.50
R Class
Actual   1,000.00   1,074.80   5.91
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.30   5.76
I Class
11/14/23
1
11/30/23 11/14/23 to 11/30/23
1,2
Actual
 1,000.00   1,040.10   0.18
6/1/23
1
11/30/23 6/1/23 to 11/30/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,023.05   1.97
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.64%,
the
2
Advisor Class was 0.89%, and the
3
R Class was 1.14%.
1 The actual expense example is based on the period since the class’s start of operations on
11/14/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 6/1/23, as required by the SEC.
2 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period
(17), and divided by the days in the year (366) to reflect the period since the class’s start of operations. The annualized expense ratio of the
4
I Class was 0.39%.
3 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
4
I Class was 0.39%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2065 FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,076.80 $3.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.80   3.23
Advisor Class
Actual   1,000.00   1,075.20   4.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.55   4.50
R Class
Actual   1,000.00   1,074.40   5.91
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.30   5.76
I Class
11/14/23
1
11/30/23 11/14/23 to 11/30/23
1,2
Actual
 1,000.00   1,039.90   0.22
6/1/23
1
11/30/23 6/1/23 to 11/30/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,022.70   2.33
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.64%,
the
2
Advisor Class was 0.89%, and the
3
R Class was 1.14%.
1 The actual expense example is based on the period since the class’s start of operations on
11/14/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 6/1/23, as required by the SEC.
2 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the period
(17), and divided by the days in the year (366) to reflect the period since the class’s start of operations. The annualized expense ratio of the
4
I Class was 0.46%.
3 Expenses are equal to the class’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
4
I Class was 0.46%.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C16-051 1/24

November 30, 2023
SemiAnnual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRRGX Retirement 2015 Fund –
.
PARHX Retirement 2015 Fund–
.
Advisor  Class
RRTMX Retirement 2015 Fund–
.
R  Class
TRUBX Retirement 2015 Fund–
.
I Class

T. ROWE PRICE Retirement 2015 Fund
(Unaudited)
Financial Highlights
34
For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 11.71 $ 13.27 $ 15.87 $ 14.03 $ 13.95 $ 15.00
Investment activities
Net investment
income
(1)(2)
0.15 0.35 0.27 0.19 0.28 0.30
Net realized and
unrealized gain/loss 0.33 (0.51) (1.20) 3.00 0.56 —
(3)
Total from investment
activities 0.48 (0.16) (0.93) 3.19 0.84 0.30
Distributions
Net investment
income — (0.33) (0.27) (0.25) (0.32) (0.32)
Net realized gain — (1.07) (1.40) (1.10) (0.44) (1.03)
Total distributions — (1.40) (1.67) (1.35) (0.76) (1.35)
NET ASSET VALUE
End of period $ 12.19 $ 11.71 $ 13.27 $ 15.87 $ 14.03 $ 13.95

T. ROWE PRICE Retirement 2015 Fund
(Unaudited)
Financial Highlights
35
For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)(5)
4.10% (0.86)% (6.79)% 23.42% 5.86% 2.70%
Ratios to average net assets:
(2)
Gross expenses
before payments by
Price Associates
(5)
0.50%
(6)
0.51% 0.51% 0.55% 0.07% 0.00%
Net expenses after
payments by Price
Associates
(5)
0.50%
(6)
0.51% 0.51% 0.55% 0.07% 0.00%
Weighted average
net expenses of
underlying Price
Funds
(7)
0.00%
(6)
0.00% 0.00% 0.00% 0.48% 0.56%
Effective net
expenses 0.50%
(6)
0.51% 0.51% 0.55% 0.55% 0.56%
Net investment
income
(5)
2.49%
(6)
2.85% 1.76% 1.23% 1.97% 2.10%
Portfolio turnover rate
(5)
18.8% 23.5% 28.9% 30.4% 23.7% 16.2%
Net assets, end of
period (in millions) $3,549 $3,704 $4,299 $5,295 $4,887 $5,593
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Retirement 2015 Fund
(Unaudited)
Financial Highlights
36
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates. Effective April 8,
2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price
Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized
(7)
Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Retirement 2015 Fund
(Unaudited)
Financial Highlights
37
For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 11.66 $ 13.21 $ 15.80 $ 13.98 $ 13.90 $ 14.94
Investment activities
Net investment
income
(1)(2)
0.13 0.32 0.23 0.15 0.25 0.27
Net realized and
unrealized gain/loss 0.34 (0.51) (1.20) 2.99 0.55 —
(3)
Total from investment
activities 0.47 (0.19) (0.97) 3.14 0.80 0.27
Distributions
Net investment
income — (0.29) (0.22) (0.22) (0.28) (0.28)
Net realized gain — (1.07) (1.40) (1.10) (0.44) (1.03)
Total distributions — (1.36) (1.62) (1.32) (0.72) (1.31)
NET ASSET VALUE
End of period $ 12.13 $ 11.66 $ 13.21 $ 15.80 $ 13.98 $ 13.90

T. ROWE PRICE Retirement 2015 Fund
(Unaudited)
Financial Highlights
38
For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)(5)
4.03% (1.10)% (7.04)% 23.12% 5.60% 2.47%
Ratios to average net assets:
(2)
Gross expenses
before payments by
Price Associates
(5)
0.75%
(6)
0.76% 0.77% 0.80% 0.32% 0.22%
Net expenses after
payments by Price
Associates
(5)
0.75%
(6)
0.76% 0.77% 0.80% 0.32% 0.22%
Weighted average
net expenses of
underlying Price
Funds
(7)
0.00%
(6)
0.00% 0.00% 0.00% 0.48% 0.56%
Effective net
expenses 0.75%
(6)
0.76% 0.77% 0.80% 0.80% 0.78%
Net investment
income
(5)
2.22%
(6)
2.60% 1.52% 0.97% 1.72% 1.89%
Portfolio turnover rate
(5)
18.8% 23.5% 28.9% 30.4% 23.7% 16.2%
Net assets, end of
period (in thousands) $162,262 $173,770 $227,549 $308,713 $315,807 $416,765
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Retirement 2015 Fund
(Unaudited)
Financial Highlights
39
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates. Effective April 8,
2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price
Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized
(7)
Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Retirement 2015 Fund
(Unaudited)
Financial Highlights
40
For a share outstanding throughout each period
R Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 11.48 $ 13.03 $ 15.61 $ 13.83 $ 13.76 $ 14.79
Investment activities
Net investment
income
(1)(2)
0.12 0.28 0.19 0.11 0.21 0.23
Net realized and
unrealized gain/loss 0.33 (0.50) (1.19) 2.96 0.55 —
(3)
Total from investment
activities 0.45 (0.22) (1.00) 3.07 0.76 0.23
Distributions
Net investment
income — (0.26) (0.18) (0.19) (0.25) (0.23)
Net realized gain — (1.07) (1.40) (1.10) (0.44) (1.03)
Total distributions — (1.33) (1.58) (1.29) (0.69) (1.26)
NET ASSET VALUE
End of period $ 11.93 $ 11.48 $ 13.03 $ 15.61 $ 13.83 $ 13.76

T. ROWE PRICE Retirement 2015 Fund
(Unaudited)
Financial Highlights
41
For a share outstanding throughout each period
R Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)(5)
3.92% (1.38)% (7.31)% 22.84% 5.37% 2.19%
Ratios to average net assets:
(2)
Gross expenses
before payments by
Price Associates
(5)
1.00%
(6)
1.01% 1.01% 1.05% 0.56% 0.50%
Net expenses after
payments by Price
Associates
(5)
1.00%
(6)
1.01% 1.01% 1.05% 0.56% 0.50%
Weighted average
net expenses of
underlying Price
Funds
(7)
0.00%
(6)
0.00% 0.00% 0.00% 0.48% 0.56%
Effective net
expenses 1.00%
(6)
1.01% 1.01% 1.05% 1.04% 1.06%
Net investment
income
(5)
1.97%
(6)
2.36% 1.27% 0.73% 1.49% 1.59%
Portfolio turnover rate
(5)
18.8% 23.5% 28.9% 30.4% 23.7% 16.2%
Net assets, end of
period (in thousands) $119,396 $126,491 $151,099 $208,663 $227,655 $290,525
0% 0% 0% 0% 0% 0%

T. ROWE PRICE Retirement 2015 Fund
(Unaudited)
Financial Highlights
42
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates. Effective April 8,
2020, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price
Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized
(7)
Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Retirement 2015 Fund
(Unaudited)
Financial Highlights
43
For a share outstanding throughout the period
I Class
(1)
11/13/23
(1)
Through
11/30/23
NET ASSET VALUE
Beginning of period $ 11.85
Investment activities
Net investment income
(2)(3)
0.16
Net realized and unrealized gain/loss 0.19
Total from investment activities 0.35
NET ASSET VALUE
End of period $ 12.20
Ratios/Supplemental Data
Total return
(3)(4)(5)
2.95%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.30%
(6)
Net expenses after payments by Price Associates
(5)
0.30%
(6)
Net investment income
(5)
28.78%
(6) (7)
Portfolio turnover rate
(5)
18.8%
Net assets, end of period (in thousands) $3,909
0%

T. ROWE PRICE Retirement 2015 Fund
(Unaudited)
Financial Highlights
44
For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized
(7)
Due to timing of the income distributions received from the underlying Price Funds and limited operating period of the class, annualized ratio calculated may not be reflective of future results.

T. ROWE PRICE Retirement 2015 Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
11/30/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 48.4%
T. Rowe Price Funds:
New Income Fund  567,670 57,955 55,594 71,066,232 557,159
Limited Duration Inflation
Focused Bond Fund  510,302 37,094 48,634 107,248,658 486,909
International Bond Fund (USD
Hedged)  205,172 3,907 20,772 23,579,934 194,534
Dynamic Global Bond Fund  143,393 11,577 15,789 17,257,067 134,260
Emerging Markets Bond Fund  150,167 4,993 37,628 15,064,826 131,667
U.S. Treasury Long-Term Index
Fund  146,311 11,515 16,604 17,913,040 130,586
High Yield Fund  134,341 5,673 20,659 21,703,243 124,794
Dynamic Credit Fund  – 48,186 148 5,406,980 47,581
Floating Rate Fund  61,783 2,648 19,151 5,129,595 47,244
Total Bond Mutual Funds (Cost $2,139,363) 1,854,734
EQUITY MUTUAL FUNDS 50.1%
T. Rowe Price Funds:
Growth Stock Fund  (2) 342,713 253 92,740 3,181,886 279,847
Value Fund  317,022 253 67,936 6,460,615 267,599
Equity Index 500 Fund  206,830 3,915 14,766 1,502,864 180,990
Hedged Equity Fund  – 176,300 532 17,442,503 180,879
U.S. Large-Cap Core Fund  106,783 40,886 5,285 4,541,649 157,913
Overseas Stock Fund  164,746 143 20,360 11,498,398 139,705
International Value Equity Fund  138,954 116 19,042 7,884,602 124,577
International Stock Fund  135,754 114 15,254 6,486,137 119,604
Real Assets Fund  87,191 29,993 6,033 8,480,348 115,418
Mid-Cap Growth Fund  73,302 64 4,648 684,394 68,898
Mid-Cap Value Fund  70,677 57 13,489 1,914,884 59,495
Emerging Markets Discovery
Stock Fund  61,538 50 15,067 3,978,402 52,077
Small-Cap Stock Fund  49,183 43 3,566 831,707 45,694
Emerging Markets Stock Fund  51,478 42 7,006 1,254,878 42,766
Small-Cap Value Fund  42,765 36 4,204 807,563 39,490
New Horizons Fund  (2) 31,347 37 1,543 566,454 29,337
U.S. Equity Research Fund  74,393 33 59,618 399,542 17,999
Total Equity Mutual Funds (Cost $1,344,122) 1,922,288
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  609 96,802 96,929 4,675 465
Total Other Mutual Funds (Cost $464) 465

T. ROWE PRICE Retirement 2015 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
11/30/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.4%
T. Rowe Price U.S. Treasury
Money Fund, 5.43%  (3) 126,936 203,997 276,259 54,673,578 54,674
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.355%,
2/6/24  (4) 4,000,000 3,961
Total Short-Term Investments (Cost $58,634) 58,635
Total Investments in Securities
100.0% of Net Assets (Cost $3,542,583) $ 3,836,122
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at  www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At November 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2015 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 76 S&P 500 E-Mini Index contracts 12/23 (17,392) $ (220)
Net payments (receipts) of variation margin to date 153
Variation margin receivable (payable) on open futures contracts $ (67)

T. ROWE PRICE Retirement 2015 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ (457) $ 380
Dynamic Global Bond Fund  (2,296) (4,921) 3,104
Emerging Markets Bond Fund  (9,696) 14,135 4,721
Emerging Markets Discovery Stock Fund  (2,214) 5,556 —
Emerging Markets Stock Fund  1,657 (1,748) —
Equity Index 500 Fund  32,731 (14,989) 1,546
Floating Rate Fund  (788) 1,964 2,580
Growth Stock Fund  8,572 29,621 —
Hedged Equity Fund  13 5,111 —
High Yield Fund  (2,327) 5,439 4,827
International Bond Fund (USD Hedged)  (3,209) 6,227 3,442
International Stock Fund  6,534 (1,010) —
International Value Equity Fund  5,592 4,549 —
Limited Duration Inflation Focused Bond Fund  (2,595) (11,853) 19,495
Mid-Cap Growth Fund  4,669 180 —
Mid-Cap Value Fund  4,068 2,250 —
New Horizons Fund  1,304 (504) —
New Income Fund  (6,043) (12,872) 12,493
Overseas Stock Fund  10,426 (4,824) —
Real Assets Fund  28 4,267 —
Small-Cap Stock Fund  2,630 34 —
Small-Cap Value Fund  1,667 893 —
Transition Fund  (632) (17) 140
U.S. Equity Research Fund  2,433 3,191 —
U.S. Large-Cap Core Fund  45 15,529 —
U.S. Treasury Long-Term Index Fund  (4,838) (10,636) 2,608
Value Fund  8,056 18,260 —
U.S. Treasury Money Fund, 5.43% — — 2,954
Totals $ 55,786# $ 53,375 $ 58,290+

T. ROWE PRICE Retirement 2015 Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $37 of the net realized gain
(loss).
+ Investment income comprised $58,290 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2015 Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities
50
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,542,583) $ 3,836,122
Receivable for investment securities sold 3,034
Receivable for shares sold 1,002
Total assets 3,840,158
Liabilities
Payable for shares redeemed 4,034
Investment management and administrative fees payable 1,725
Variation margin payable on futures contracts 67
Other liabilities 86
Total liabilities 5,912
NET ASSETS $ 3,834,246
Net Assets Consist of:
Total distributable earnings (loss) $ 379,938
Paid-in capital applicable to 314,722,383 shares of $0.0001 par value capital stock outstanding; 30,000,000,000 shares of the
Corporation authorized 3,454,308
NET ASSETS $ 3,834,246
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $3,548,679; Shares outstanding: 291,013,955) $ 12.19
Advisor Class
(Net assets: $162,262; Shares outstanding: 13,379,873) $ 12.13
R Class
(Net assets: $119,396; Shares outstanding: 10,008,129) $ 11.93
I Class
(Net assets: $3,909; Shares outstanding: 320,426) $ 12.20

T. ROWE PRICE Retirement 2015 Fund
(Unaudited)
Statement of Operations
51
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
Income distributions from underlying Price Funds $ 58,290
Interest 138
Total income 58,428
Expenses
Investment management and administrative expense 9,787
Rule 12b-1 fees
Advisor Class $ 211
R Class 308 519
Total expenses 10,306
Net investment income 48,122
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 55,749
Futures 1,884
Capital gain distributions from underlying Price Funds 37
Net realized gain 57,670
Change in net unrealized gain / loss
Underlying Price Funds 53,375
Securities 2
Futures 247
Change in net unrealized gain / loss 53,624
Net realized and unrealized gain / loss 111,294
INCREASE IN NET ASSETS FROM OPERATIONS
$ 159,416

T. ROWE PRICE Retirement 2015 Fund
(Unaudited)
Statement of Changes in Net Assets
52
($000s)
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 48,122 $ 118,209
Net realized gain 57,670 87,730
Change in net unrealized gain / loss 53,624 (265,211)
Increase (decrease) in net assets from operations 159,416 (59,272)
Distributions to shareholders
Net earnings
Investor Class – (415,197)
Advisor Class – (20,676)
R Class – (14,282)
Decrease in net assets from distributions – (450,155)
Capital share transactions
*
Shares sold
Investor Class 67,605 224,394
Advisor Class 25,112 48,721
R Class 4,663 11,901
I Class 3,885 –
Distributions reinvested
Investor Class – 409,067
Advisor Class – 20,554
R Class – 14,282
Shares redeemed
Investor Class (371,080) (759,657)
Advisor Class (43,198) (98,652)
R Class (16,443) (34,224)
Decrease in net assets from capital share
transactions (329,456) (163,614)

T. ROWE PRICE Retirement 2015 Fund
(Unaudited)
Statement of Changes in Net Assets
53
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Net Assets
Decrease during period (170,040) (673,041)
Beginning of period 4,004,286 4,677,327
End of period $ 3,834,246 $ 4,004,286
*Share information (000s)
Shares sold
Investor Class 5,654 18,532
Advisor Class 2,120 3,983
R Class 398 991
I Class 320 –
Distributions reinvested
Investor Class – 36,137
Advisor Class – 1,822
R Class – 1,284
Shares redeemed
Investor Class (31,077) (62,275)
Advisor Class (3,648) (8,126)
R Class (1,408) (2,855)
Decrease in shares outstanding (27,641) (10,507)

T. ROWE PRICE Retirement 2015 Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS
54
T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement 2015 Fund
(the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other
T. Rowe Price stock and bond funds (underlying Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. On June 26, 2023, the Board approved the reorganization of the T. Rowe Price
Retirement I 2015 Fund (Acquired fund) into the fund. The reorganization is anticipated to close on or about February 16, 2024, and pursuant to which, the fund will acquire substantially all of the assets and liabilities of the Acquired fund in exchange for I Class shares of the fund.
The fund has four classes of shares: the Retirement 2015 Fund (Investor Class),
Retirement 2015 Fund–Advisor Class (Advisor Class), Retirement 2015 Fund–R Class
(R Class), and Retirement 2015 Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards
Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and

T. ROWE PRICE Retirement 2015 Fund

valuations of the underlying Price Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying
Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying Price Fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule 12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, the fund may distribute shares of the underlying Price Funds rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed shares of the underlying Price Funds on the date of redemption exceeds the cost of those shares. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the six months ended November 30, 2023, the fund realized $8,284,000 of net gain on $34,678,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier,

T. ROWE PRICE Retirement 2015 Fund

or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates,
Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the
Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2015 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying
Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 1,854,734 $ — $ — $ 1,854,734
Equity Mutual Funds 1,922,288 — — 1,922,288
Other Mutual Funds 465 — — 465
Short-Term Investments 54,674 3,961 — 58,635
Total $ 3,832,161 $ 3,961 $ — $ 3,836,122
Liabilities
Futures Contracts* $ 220 $ — $ — $ 220

T. ROWE PRICE Retirement 2015 Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
The fund may use derivatives in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation and rebalancing. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s futures contracts held as of November 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s) Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 220
Total $ 220
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2015 Fund

Additionally, the amount of gains and losses on futures recognized in fund earnings during the six months ended November 30, 2023, and the related location on the accompanying Statement of Operations, is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded futures.
Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of November 30, 2023, securities valued at $869,000 had been posted by the fund for exchange-traded  derivatives.
Futures Contracts  A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date,
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 1,884
Total $ 1,884
Change in Unrealized
Gain (Loss)
Equity derivatives $ 247
Total $ 247

T. ROWE PRICE Retirement 2015 Fund

underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds during the six months ended
November 30, 2023, aggregated $736,682,000 and $1,015,005,000, respectively.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $3,639,976,000. Net unrealized gain aggregated $195,926,000 at period-end, of which $581,455,000 related to appreciated investments and $385,529,000 related to depreciated investments.

T. ROWE PRICE Retirement 2015 Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement
(amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an all-inclusive annual fee that is based on a predetermined fee schedule that ranges from
0.64% to 0.49% for the Investor Class, Advisor Class, and R Class and 0.46% to 0.34%
for the I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The all-inclusive management fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses;
acquired fund fees and expenses; and any 12b-1 fees applicable to a class. Differences in the all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At November 30, 2023, the effective all-inclusive management fee rate was 0.50% for the Investor Class, Advisor Class, and R Class and 0.35% for the
I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).

T. ROWE PRICE Retirement 2015 Fund

The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At November 30, 2023, the fund held less than 25% of the outstanding shares of any underlying Price Fund.
As of November 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 844 shares of the I Class, representing less than 1% of the I Class's net assets.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Retirement 2015 Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 3,760,846,130 132,596,975
Mark J. Parrell 3,741,085,680 151,452,563
Kellye L. Walker 3,765,871,774 127,480,835
Eric L. Veiel 3,752,900,925 140,358,004

T. ROWE PRICE Retirement 2015 Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Retirement 2015 Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Retirement 2015 Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F156-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024